TAXES ON INCOME (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Federal tax rate	21.00%
Deferred operating loss carryforwards reverse merger
Sleep X [Member]
Net operating losses	819,000	232,000
Tanooma [Member]
Net operating losses	$ 2,454	$ 40,000
Sleep Xltd And Tanooma Ltd [Member]
Federal tax rate	23.00%